Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 08, 2024 shares	Apr. 06, 2023 shares	Apr. 15, 2022 shares	Aug. 30, 2019 shares	Jul. 31, 2018 shares	Nov. 30, 2014 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested							16,160,890	16,160,890
Options expected to vest							13,344,146						13,344,146
Options expected to vest, weighted-average exercise price | $ / shares													$ 0.0002
Options expected to vest, Aggregate intrinsic value | $										$ 43,420			$ 51,439
Weighted average fair value per option at grant date, Granted | $ / shares								$ 2.57		$ 4		$ 2.48
Total intrinsic value of options exercised | $								$ 14,162		$ 24,815		$ 20,261
Share-based compensation							¥ 192,572	$ 26,382	¥ 267,101		¥ 401,484
Weighted average remaining contractual term options outstanding							7 years 10 days	7 years 10 days	7 years 3 months 7 days	7 years 3 months 7 days
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split ratio				1-for-5
Employee vested option repurchased | ¥							¥ 4,775		¥ 13,422
Payments for vested options repurchased | ¥							9,628		28,126
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥							3,479		¥ 5,799		9,335
Unrecognized compensation expense | ¥							¥ 4,270
Weighted average recognition period							2 years 3 months 14 days	2 years 3 months 14 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares							0	0
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued										44,758,220
Number of share options granted						0
2012 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuances, description							Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.	Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period									10 years	10 years
Unrecognized compensation expense | ¥							¥ 308,003
Weighted average recognition period							2 years 7 months 24 days	2 years 7 months 24 days
Weighted average remaining contractual term options outstanding							7 years 10 days	7 years 10 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued						14,031,194
Increase in number of shares reserved for future issuances									1.50%	1.50%
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period							4 years	4 years
2014 Plan [Member] | RSUs [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	100,000	130,000	130,000
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥							¥ 183,999		¥ 246,551		363,361
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued				9,039,035										2,793,812	2,000,000	1,000,000
2018 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued				29,818,370	5,963,674
Share based compensation arrangements expiration Period					10 years
Number of shares reserved for issuance, description							the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.	the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2018 Plan [Member] | Options classified as Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term options outstanding							4 years 7 months 2 days	4 years 7 months 2 days	5 years 8 months 8 days	5 years 8 months 8 days
2018 Plan [Member] | Options classified as Equity Awards [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested							3,238,055	3,238,055
Options expected to vest							341,213						341,213
Options expected to vest, weighted-average exercise price | $ / shares													$ 0.0016
Options expected to vest, Aggregate intrinsic value | $										$ 0			$ 0
Weighted average fair value per option at grant date, Granted | $ / shares										$ 0		$ 0
Share-based compensation | ¥							¥ 5,094		¥ 14,751		¥ 28,788
Unrecognized compensation expense | ¥							¥ 8
Weighted average recognition period							1 day	1 day
Weighted average remaining contractual term options outstanding							4 years 7 months 2 days	4 years 7 months 2 days
2024 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares reserved for future issuances							1.50%	1.50%